CONSOLIDATED STATEMENT OF CASH FLOWS - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement of cash flows [abstract]
Net income / (loss)	€ 64	€ 190	€ (31)
Adjustments
Depreciation and amortization	256	197	171
Finance costs - net	175	149	260
Income tax expense	18	32	80
Share of (income) / loss of joint-ventures	(2)	33	29
Unrealized (gains) / losses on derivatives - net and from remeasurement of monetary assets and liabilities - net	(33)	86	(54)
Losses / (gains) on disposal	3	(186)	3
Other - net	16	14	7
Interest paid	(158)	(129)	(185)
Income tax paid	(6)	(23)	(18)
Change in trade working capital
Inventories	57	(9)	(99)
Trade receivables	104	(145)	(91)
Trade payables	(31)	(27)	124
Margin calls	5	(5)	0
Change in provisions and pension obligations	(25)	(58)	(24)
Other working capital	4	(53)	(12)
Net cash flows from operating activities	447	66	160
Purchases of property, plant and equipment	(271)	(277)	(276)
Acquisition of subsidiaries net of cash acquired	(83)	0	0
Proceeds from disposals, net of cash	2	200	2
Equity contribution and loan to joint ventures	0	(24)	(41)
Other investing activities	(1)	10	23
Net cash flows used in investing activities	(353)	(91)	(292)
Net proceeds received from issuance of shares	0	0	259
Proceeds from issuance of Senior Notes	0	0	1,440
Repayment of Senior Notes	(100)	0	(1,559)
Lease repayments	(86)	(15)	(13)
Proceeds / (repayments) from revolving credit facilities and other loans	109	(68)	29
Payment of deferred financing costs and exit fees	0	0	(118)
Transactions with non-controlling interests	(4)	0	0
Other financing activities	5	1	23
Net cash flows (used in) / from financing activities	(76)	(82)	61
Net increase / (decrease) in cash and cash equivalents	18	(107)	(71)
Cash and cash equivalents - beginning of year	164	269	347
Effect of exchange rate changes on cash and cash equivalents	2	2	(7)
Cash and cash equivalents - end of year	€ 184	€ 164	€ 269